Note 12 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Counterparty	Effective (Start) Date:	Termination Date:	Notional Amount On effective date	Interest Rate Payable
ABN Amro Bank	April 13, 2018	Ju1y 13, 2021	$16,575	1.4425%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants Outstanding December 31, 2015	Warrant Shares Outstanding December 31, 2015	Term (in years)	Warrant Exercise Price	Fair Value – Liability December 31, 2015
5,330,000	4,743,700	5	$2.80	3,216
Warrants Outstanding June 30, 2016	Warrant Shares Outstanding June 30, 2016	Term (in years)	Warrant Exercise Price	Fair Value – Liability June 30, 2016
5,273,820	4,693,700	5	$2.80	1,840

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement at Reporting Date
	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrants
As of December 31, 2015	3,216	-	-	3,216
As of June 30, 2016	1,840	-	-	1,840
Interest Rate Swaps
As of December 31, 2015	-	-	-	-
As of June 30, 2016	156	-	156	-

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Closing balance – December 31, 2015	3,216
Change in fair value of warrants, included in Statement of Comprehensive (loss)/income	(1,376)
Change in fair value of interest rate swaps, included in Statement of Comprehensive (loss)/income	156
Closing balance – June 30, 2016	1,996

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2015	Fair Value at June 30, 2016	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Value December 31, 2015	Value June 30, 2016
Warrants	3,216	1,840	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	88.47%	92.67%

Derivative Instruments, Gain (Loss) [Table Text Block]
	Amount of (loss)/ gain recognized in Unaudited Interim Condensed Statement of Comprehensive (loss)/income located in Gain on financial instruments
	Period ended June 30,
	2015	2016
Interest rate swaps- change in fair value	-	(156)
Warrants- change in fair value	367	1,376
Interest rate swaps– reversal of realized loss	225	-
Total	592	1,220